LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
	Annual interest rate at
	December 31,	December 31,
	2021	2021	2020
Linkage terms:
NIS	3.1% - 3.35%	4,644	1,659
Euro		-	206
		4,644	1,865
Less - current maturities		(723)	(370)

		3,921	1,495

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)

Minimum future payments as of December 31, 2021 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

2022	723
2023	794
2024	686
2025	524
2026 and after	1,917

4,644